UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23709

Monachil Credit Income Fund

(Exact name of registrant as specified in charter)

c/o Monachil Capital Partners LP

1 Sound Shore Drive, Suite 303

Greenwich, CT 06830

212-375-6708

(Address of principal executive offices) (Zip code)

Joseph McNeila

c/o Monachil Capital Partners LP

1 Sound Shore Drive, Suite 303

Greenwich, CT 06830

212-375-6708

(Name and address of agent for service)

With Copies to:

David Baum	Martin H. Dozier
Alston & Bird LLP	Alston & Bird LLP
The Atlantic Building	One Atlantic Center
950 F Street NW	1201 West Peachtree Street
Washington, D.C. 20004	Atlanta, GA 30309
Tel: (202) 239-3300	Tel: (404) 881-7000
Fax: (202) 239-3333	Fax: (404) 881-7777

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Monachil Credit Income Fund
Consolidated Financial Statements
For the Period Ended June 30, 2023

Monachil Credit Income Fund

For the Period Ended June 30, 2023

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
As of June 30, 2023

Principal Amount1		Value
	ASSET BACKED SECURITIES – 24.18%
$166,529	American Credit Acceptance Receivables Trust 2021-13,4 0.830%, 3/15/2027	$164,849
200,000	BMW Vehicle Owner Trust 2020-A4 0.620%, 4/26/2027	194,226
250,000	Carlyle US CLO 2023-2 Ltd.4 10.255%, 7/20/2036	250,000
325,000	CarMax Auto Owner Trust 2021-24 0.810%, 12/15/2026	300,368
165,822	Ford Credit Auto Lease Trust 2021-B4 0.370%, 10/15/2024	164,842
250,000	Fortress Credit BSL XIX Ltd.4 11.583%, 7/24/2036	245,000
500,000	Foundation Finance Trust 2023-14 9.180%, 12/15/2043	497,249
250,000	GLS Auto Receivables Issuer Trust 2023-24 5.700%, 1/15/2027	249,142
100,000	GLS Auto Receivables Issuer Trust 2023-24 5.520%, 11/15/2027	98,602
100,000	GLS Auto Receivables Issuer Trust 2023-24 5.690%, 3/15/2029	98,267
100,000	GLS Auto Receivables Issuer Trust 2023-24 6.310%, 3/15/2029	98,225
125,000	GM Financial Automobile Leasing Trust 2023-14 5.270%, 6/20/2025	124,516
500,000	Lendmark Funding Trust 2023-14 8.690%, 5/20/2033	494,467
229,386	Lunar Aircraft 2020-1 LTD3,4 3.376%, 2/15/2045	199,982
250,000	MetroNet Infrastructure Issuer LLC4 6.560%, 4/20/2053	243,500
250,000	MetroNet Infrastructure Issuer LLC4 8.010%, 4/20/2053	244,500
271,132	Oportun Issuance Trust 2022-33,4 7.451%, 1/8/2030	271,501
190,000	Santander Drive Auto Receivable Trust 2020-14 5.350%, 3/15/2028	188,807
196,512	Santander Drive Auto Receivable Trust 2021-14 0.750%, 2/17/2026	194,917
89,204	Santander Drive Auto Receivable Trust 2022-44 4.050%, 7/15/2028	89,119
152,633	Toyota Auto Receivables 2022-B Owner Trust4 2.350%, 1/15/2025	151,449
400,000	Upstart Securitization Trust 2021-33,4 1.660%, 7/20/2031	384,972
	TOTAL ASSET BACKED SECURITIES (Cost $4,968,204)	4,948,500

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) — Continued
As of June 30, 2023

Principal Amount1		Value
	BANK LOANS – 3.50%
892,559	Innovate Master Trust Series 2023-14 0.000%, 11/7/2036	$508,758
100,000	Mileage Plus Holdings LLC4 10.783%, 6/20/2027	104,063
100,000	SkyMiles IP Ltd. 8.989%, 9/16/2027	104,000
	TOTAL BANK LOANS (Cost $716,885)	716,821
	CORPORATE BONDS – 2.73%
200,000	Ares Capital Corp.4 3.250%, 7/15/2025	184,953
100,000	Barings BDC, Inc.4 3.300%, 11/23/2026	87,186
100,000	Blackstone Private Credit Fund 2.350%, 11/22/2024	93,455
200,000	Sixth Street Specialty Lending, Inc.4 3.875%, 11/1/2024	192,927
	TOTAL CORPORATE BONDS (Cost $562,402)	558,521
	INTERNATIONAL BOND – 14.63%
2,800,000	AAFS Securitisation SA 15.000%, 9/26/2025	2,994,326
	TOTAL INTERNATIONAL BONDS (Cost $3,344,365)	2,994,326
	MEDIUM TERM NOTE – 2.48%
500,000	Blackrock, Inc. 11.725%, 4/20/2035	506,676
	TOTAL MEDIUM TERM NOTE (Cost $506,676)	506,676
	RECEIVABLE CLAIMS PORTFOLIO – 17.03%
38,451	Pool of Trade Receivables Purchase Deed No. 78 6/16/2023	31,254
38,451	Pool of Trade Receivables Purchase Deed No. 79 6/22/2023	31,254
9,613	Pool of Trade Receivables Purchase Deed No. 80 6/24/2023	7,814
38,451	Pool of Trade Receivables Purchase Deed No. 82 6/28/2023	31,255
38,451	Pool of Trade Receivables Purchase Deed No. 83 7/5/2023	31,255
28,838	Pool of Trade Receivables Purchase Deed No. 85 7/11/2023	23,441
30,890	Pool of Trade Receivables Purchase Deed No. 88 6/25/2023	22,155

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) — Continued
As of June 30, 2023

Principal Amount1		Value
	RECEIVABLE CLAIMS PORTFOLIO (Continued)
2,147	Pool of Trade Receivables Purchase Deed No. 90 6/29/2023	$1,745
1,236	Pool of Trade Receivables Purchase Deed No. 92 7/7/2023	1,005
4,188	Pool of Trade Receivables Purchase Deed No. 93 7/10/2023	3,405
36,197	Pool of Trade Receivables Purchase Deed No. 94 7/16/2023	25,429
61,481	Pool of Trade Receivables Purchase Deed No. 95 7/17/2023	49,974
20,683	Pool of Trade Receivables Purchase Deed No. 96 7/24/2023	15,855
39,331	Pool of Trade Receivables Purchase Deed No. 97 7/23/2023	31,970
177,263	Pool of Trade Receivables Purchase Deed No. 98 7/27/2023	134,416
196,554	Pool of Trade Receivables Purchase Deed No. 99 8/5/2023	120,934
123,622	Pool of Trade Receivables Purchase Deed No. 100 8/6/2023	97,452
246,997	Pool of Trade Receivables Purchase Deed No. 101 8/15/2023	200,111
180,440	Pool of Trade Receivables Purchase Deed No. 102 8/13/2023	146,473
348,595	Pool of Trade Receivables Purchase Deed No. 103 8/20/2023	276,516
160,128	Pool of Trade Receivables Purchase Deed No. 104 8/24/2023	130,015
172,908	Pool of Trade Receivables Purchase Deed No. 105 8/29/2023	139,965
299,560	Pool of Trade Receivables Purchase Deed No. 106 8/28/2023	209,722
439,799	Pool of Trade Receivables Purchase Deed No. 107 9/4/2023	344,606
424,495	Pool of Trade Receivables Purchase Deed No. 108 9/5/2023	334,191
272,616	Pool of Trade Receivables Purchase Deed No. 109 9/10/2023	211,963
149,909	Pool of Trade Receivables Purchase Deed No. 110 8/20/2023	118,473
275,224	Pool of Trade Receivables Purchase Deed No. 111 9/18/2023	217,710
260,842	Pool of Trade Receivables Purchase Deed No. 112 9/16/2023	198,658
76,885	Pool of Trade Receivables Purchase Deed No. 113 9/25/2023	60,672

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) — Continued
As of June 30, 2023

Principal Amount1		Value
	RECEIVABLE CLAIMS PORTFOLIO (Continued)
300,133	Pool of Trade Receivables Purchase Deed No. 114 8/26/2023	$234,390
	TOTAL RECEIVABLE CLAIMS PORTFOLIO (Cost $3,446,347)	3,484,078
	U.S. TREASURY BILL – 34.09%
1,000,000	4.960%, 7/11/2023	998,894
2,000,000	4.943%, 7/20/2023	1,995,274
500,000	5.040%, 7/25/2023	498,477
1,500,000	5.017%, 7/27/2023	1,494,987
1,500,000	5.010%, 8/8/2023	1,492,317
500,000	5.143%, 8/24/2023	496,262
	TOTAL U.S. TREASURY BILL (Cost $6,974,500)	6,976,211
	TOTAL INVESTMENTS – 98.64% (Cost $20,519,379)	20,185,133
	Other Assets in Excess of Liabilities – 1.36%2	279,108
	TOTAL NET ASSETS – 100.00%	$20,464,241

1 Local Currency
2 Includes Cash, Cash equivalents, Unrealized appreciation on forward foreign currency exchange contracts, Dividends and interest, and Total liabilities.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,021,304, which represents 4.99% of the total net assets of the Fund.
4 Callable
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) — Continued
As of June 30, 2023

FORWARD FOREIGN CURRENCY CONTRACTS
Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at June 30, 2023	Unrealized Appreciation (Depreciation)
Euro	Alpha FX	EUR per USD	July 17, 2023	(100,000)	$(108,930)	$(109,221)	$(291)
Euro	Alpha FX	EUR per USD	July 26, 2023	(600,000)	(645,600)	(655,641)	(10,041)
Euro	Alpha FX	EUR per USD	August 7, 2023	(4,680,000)	(5,046,444)	(5,116,771)	(70,327)
Euro	Alpha FX	EUR per USD	August 14, 2023	(100,000)	(107,650)	(109,372)	(1,722)
Euro	Alpha FX	EUR per USD	August 22, 2023	(200,000)	(219,040)	(218,832)	208
					$(6,127,664)	$(6,209,837)	$(82,173)
EUR – Euro
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
As of June 30, 2023

Assets:
Investments, at value (cost $20,519,379)	$20,185,1331
Foreign currency, at value (cost $508,595)	510,319
Cash	411,257
Cash deposited with broker	3,840
Receivables:
Investment securities sold	3,420
Dividends and interest	48,289
Due from Advisor	160,831
Prepaid expenses	76,929
Prepaid organization and offering costs	116,992
Total assets	21,517,010
Liabilities:
Payables:
Unrealized depreciation on forward foreign currency exchange contracts	82,173
Investment securities purchased	355,676
Advisory fees	123,952
Incentive fees payable	51,971
Chief Compliance Officer fees	4,650
Reserve held for pool of trade receivables	434,347
Total liabilities	1,052,769
Net Assets	20,464,241

1 Includes a payable of $837,772 of receivable claim portfolios due to pool of trade receivables.
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited) — Continued
As of June 30, 2023

Components of Net Assets:
Paid-in capital	$20,353,793
Total distributable earnings (deficit)	110,448
Net Assets	$20,464,241
Maximum Offering Price per Share:
Class I Shares
Shares Outstanding
Net assets applicable to shares outstanding	$20,464,241
Shares of common stock issued and outstanding	2,032,390
Net asset value per share	$10.07
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2023

Investment Income:
Interest	$1,223,597
Total investment income	1,223,597
Expenses:
Offering costs	219,702
Incentive fees	141,745
Advisory fees	109,613
Shareholder reporting fees	7,498
Legal fees	24,515
Trustees’ fees and expenses	17,911
Fund administration fees	35,345
Custody fees	11,638
Auditing fees	7,278
Transfer agent fees and expenses	10,352
Chief Compliance Officer fees	14,513
Fund accounting fees	12,398
SEC fees	753
Miscellaneous	5,639
Total expenses, before waivers	618,900
Less: Advisory fees waived	(109,613)
Other expenses absorbed	(214,086)
Net Expenses	295,201
Net investment income (loss)	928,396
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments	(898,594)
Foreign currency transactions	(98,123)
Net realized gain (loss)	(996,717)
Net change in unrealized appreciation/depreciation on:
Investments	960,469
Forward contracts	(6,826)
Foreign currency translations	195,462
Net change in unrealized appreciation/depreciation	1,149,105
Net realized and unrealized gain (loss) on investments	152,389
Net increase (decrease) in net assets resulting from operations	$1,080,784

* Commencement of Operations
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Period Ended June 30, 2023 (Unaudited)	For the Period December 5, 2022* Through December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$928,396	$100,532
Net realized gain (loss) on investments	(996,717)	(56,910)
Net change in unrealized appreciation/depreciation on investments	1,149,105	81,767
Net increase (decrease) in net assets resulting from operations	1,080,784	125,389
Distributions to Shareholders:
Distributions
Class I	(1,052,103)	(102,401)
Total distributions to shareholders	(1,052,103)	(102,401)
Capital Transactions:
Sale of Shares
Class I	6,000,000	101,000
Capital issued in connection with reorganization of private fund (Note 1)
Class I	—	14,311,572
Reinvested Distributions
Class I	—	—
Shares Repurchased
Class I	—	—
Net increase (decrease) in net assets from capital transactions	6,000,000	14,412,572
Total increase (decrease) in net assets	6,028,681	14,435,560
Net Assets:
Beginning of period	14,435,560	—
End of period	$20,464,241	14,435,560
Capital Share Transactions:
Sale of Shares
Class I	591,133	1,441,257
Net increase in capital share transactions	591,133	1,441,257

* Commencement of Operations
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Period Ended June 30, 2023

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$1,080,784
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities net cash used for operating activities:
Purchases of long-term portfolio investments	(31,034,312)
Sales of long-term portfolio investments	26,514,794
Proceeds from securities sold short
Purchases of short-term investments, net	(1,372,841)
Increase in foreign currency	(187,328)
Decrease in dividends and interest receivable	78,328
Increase in due from Advisor	(160,831)
Increase in prepaid expenses	(76,929
Decrease in prepaid organization and offering costs	196,605
Decrease in payable to counterparty	(194,810)
Increase in advisory fees	109,613
Decrease in deferred offering costs	(166,998)
Increase in incentive fees payable	30,091
Increase in Chief Compliance Officer fees	2,513
Decrease in Trustees’ fees & Expenses	(9,000)
Increase in reserve held for pool of trade receivables	358,324
Decrease in accrued expenses	(84,917)
Net amortization on investments	(130,065)
Net realized gain (loss)	887,962
Net change in unrealized appreciation/depreciation	(909,283)
Net cash provided by (used for) operating activities	(5,068,299)
Cash flows provided by (used for) financing activities:
Proceeds from sales of shares	6,000,000
Cost of shares redeemed	—
Dividends paid to shareholders, net of reinvestments	(1,052,103)
Net cash provided by (used for) financing activities	4,947,897
Net decrease in cash	(120,402)
Cash:
Beginning of period	535,499
End of period	$415,097
End of Period Cash Balances:
Cash	411,257
Cash deposited with broker for securities sold short	3,840
End of Period	$415,097
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Period Ended June 30, 2023 (Unaudited)	For the Period December 5, 2022* through December 31, 2022
Net asset value, beginning of period	$10.02	$10.00
Income from Investment Operations:
Net investment gain	0.56	0.07
Net realized and unrealized gain (loss) on investments	0.11	0.02
Total from investment operations	0.67	0.09
Less Distributions:
From net investment income	(0.62)	—
From return of capital	—	(0.07)
From net realized gains	—	—
Total distributions	(0.62)	(0.07)
Net asset value, end of period	$10.07	$10.02
Total return	6.84%1	0.91%1
Ratios and Supplemental Data:
Net Assets, end of period (in thousands)	$20,464	$14,436
Gross investment income (loss) to average net assets	6.91%2	(7.73)%2
Net investment income (loss) to average net assets	10.59%2	9.41%2
Ratio of gross expenses to average net assets	7.06%2	21.06%2
Ratio of net expenses to average net asets	3.37%2	3.93%2
Portfolio turnover rate	90%1	0%1

* Commencement of operations.
1 Not annualized.
2 Annualized.
See accompanying Notes to Financial Statements.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited)
June 30, 2023

Note 1 — Organization
Monachil Credit Income Fund (“Fund”) was organized as a Delaware statutory trust on June 3, 2021, and operates under an Amended and Restated Agreement and Declaration of Trust dated July 13, 2022 (the “Declaration of Trust”). The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3.
The Fund commenced operations on December 5, 2022. Simultaneous with the commencement of the Fund’s operations, Wolf River INV LLC (the “Predecessor Fund”), a Delaware limited liability company, reorganized with, and transferred substantially all its assets and remaining liabilities into, the Fund in exchange for 1,431,157 Class I shares valued at $14,311,572. The Predecessor Fund had substantially the same investment objective and strategies as those of the Fund. The Fund and the Predecessor Fund share the same investment manager and portfolio manager. The Agreement and Plan of Reorganization was approved by the Fund’s Board of Trustees (the “Board”) on June 8, 2022. The reorganization was accomplished at the close of business on December 2, 2022.
Cash, interest receivable and securities of the Predecessor Fund were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.
The Fund intends to operate as an interval fund, a type of fund that, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at net asset Value(“NAV”).
Monachil Capital Partners LP serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended.
The Fund’s primary investment objective is to provide investors with current income and attractive risk adjusted returns with relatively low correlation to the public equity and fixed income markets. The Fund commenced investment operations on December 5, 2022.
The Fund has registered two separate classes of Shares designated as Class A (“Class A Shares”) and Class I (“Class I Shares”). Class A Shares and Class I Shares are subject to different fees and expenses. Only Class I Shares have been offered as of June 30, 2023.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.
A trustee and officer of the Trust owns approximately 59% of the outstanding Class I shares of the Fund, as of June 30, 2023.
(a) Consolidation of Subsidiary
The Fund may seek to provide exposure to certain securities that are not freely tradeable in the U.S., such as Regulation S securities, as well as certain other securities that can only be purchased or held by a non-U.S. person or where it may be advantageous for the asset to be held by a non-U.S. person (“other restricted non-U.S. securities”) by investing through one or more wholly owned subsidiaries (each a ‘‘Subsidiary’’ and collectively the ‘‘Subsidiaries”), including Wolf River Cayman, Ltd. and Taffy III Ltd. The Subsidiaries may invest in Regulation S securities and other restricted non-U.S. securities. Regulation S securities are debt or equity securities of U.S. and foreign issuers offered through private offerings exempt from registration with the SEC pursuant to Regulation S of the

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2023

Securities Act of 1933, as amended. Offerings of Regulation S securities may be conducted outside of the United States, and Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiaries are advised by the Investment Manager and has the same investment objective as the Fund. The Subsidiaries may also hold cash and invest in other instruments, including fixed-income investments, that are not Regulation S securities or other restricted non-U.S. securities, either as investments or to serve as margin or collateral for the Subsidiary’s Regulation S or other restricted non-U.S securities positions.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
Pursuant to Rule 2a-5, the Board has designated the Investment Manager as its valuation designee (“Valuation Designee”) to perform the fair value determinations relating to all the Fund’s investments. The Investment Manager may carry out its designated responsibilities as valuation designee through a committee. The Fund values its investments in accordance with valuation procedures of the Fund and the Investment Manager. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Investment Manager in good faith, taking into consideration all available information and other factors that the Investment Manager deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value, the Investment Manager, subject to the oversight of the Board, uses various valuation methodologies. To the extent practicable, the Investment Manager generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors. When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Investment Manager may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
The following is a summary of certain methods generally used currently to value investments of the Fund under the Fund’s valuation procedures:
Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to dealer-supplied bid quotations or bid quotations from a recognized pricing service. Other Fixed income securities may be valued by an outside pricing service overseen by the Investment Manager. The pricing service may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2023

representative of the fair value of such investment, fair value will be determined in good faith by the Investment Manager, in accordance with the valuation policy and procedures approved by the Board. To the extent these securities are actively traded, they are categorized in Level 2 of the fair value hierarchy.
All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.
If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager not to reflect the market value, the Investment Manager will make a determination in good faith of the fair value of the security. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.
(d) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2023

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. However, the Investment Manager does not expect the Fund to qualify as a regulated investment company for the period from the commencement of operations on December 5, 2022 through December 31, 2022 given the short time period since the Fund commenced operations. As such, the Fund was taxed as a corporation for the period from the commencement of operations on December 5, 2022 through December 31, 2022. For the fiscal year ending December 31, 2023, the Investment Manager anticipates the Fund to qualify as a regulated investment company, however it is possible this could change prior to December 31, 2023. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the periods from the commencement of operations on December 5, 2022 through June 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(h) Distributions to Shareholders
The Fund contemplates declaring as dividends each year all or substantially all of its taxable income and intends to make monthly distributions.
Note 3 — Investment Advisory and Other Agreements
The Fund entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays the Investment Manager an investment management fee (the “Management Fee”) that consists of two components: (i) an advisory fee (the “Advisory Fee”), and (ii) an incentive fee (the “Incentive Fee”). The Fund pays the Investment Manager a monthly Advisory Fee equal to 1.25% on an annualized basis of the Fund’s average daily Managed Assets for the period. The Advisory Fee is paid to the Adviser out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund.
The Advisory Fee will be paid to the Investment Manager before giving effect to any repurchase of Shares of the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. The Advisory Fee will be accrued daily and will be due and payable monthly in arrears within ten (10) Business Days after the end of the month.
The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding fiscal quarter. The Incentive Fee is subject to a hurdle rate, expressed as a rate of return on the Fund’s “adjusted capital,” equal to 1.50% per

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2023

quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the fiscal quarter, minus the Fund’s operating expenses for the quarter. For such purposes, the Fund’s operating expenses will include the Advisory Fee, but will exclude the Incentive Fee. “Adjusted capital” means the cumulative gross proceeds received by the Fund from the sale of Fund Shares reduced by amounts paid in connection with purchases of Fund Shares pursuant to the Fund’s share repurchase program.
The portion of the Fund’s pre-incentive fee net investment income which exceeds the hurdle rate but is less than or equal to 1.765% is referred to as the “catch-up.” The “catch-up” provision is intended to provide the Investment Manager with an incentive fee of 15% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.765% of adjusted capital in any fiscal quarter; and 15% of the Fund’s pre-incentive fee net investment income, if any, that exceeds 1.765% in any fiscal quarter is payable to the Investment Manager once the hurdle rate is reached and the catch-up is achieved.
The calculation of the Incentive Fee for each fiscal quarter is as follows:
No Incentive Fee is payable in any fiscal quarter in which the Fund’s pre-incentive fee net investment income does not exceed the quarterly hurdle rate; 100% of the Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 1.765% in any fiscal quarter (7.06% annualized) is payable to the Investment Manager and 15% of the Fund’s pre-incentive fee net investment income, if any, that exceeds 1.765% in any fiscal quarter (7.06 annualized) is payable to the Investment Manager once the hurdle rate is reached and the catch-up is achieved, (15% of all the Fund’s pre-incentive fee net investment income thereafter is allocated to the Investment Manager).
The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding the Management Fee, taxes, borrowing and other investment-related costs and fees paid to unaffiliated third parties including interest payments on borrowed funds, loan origination fees, loan servicing fees, loan collection and administration fees and expenses, interest and commitment fees, distribution or servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 0.50% of the average daily net assets of Class I Shares. (the “Expense Limit”). Additionally, under the Expense Limitation and Reimbursement Agreement, the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume payment of any RIC Non-Qualification Taxes up to a maximum of $1 million in a tax year for Fund’s first two tax years or periods, subject to extensions for future tax years. For a period not to exceed three years from the date on which a waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the expense limit in effect at the time of waiver or the expense limit in effect at the time of recoupment, whichever is lower. A Waiver for RIC Non-Qualification Taxes is not subject to recoupment. The Expense Limitation and Reimbursement Agreement has an initial two-year term, which ends on April 30, 2025. After its initial two year term, the Expense Limitation and Reimbursement Agreement is subject to renewal annually for one-year terms thereafter. The Investment Manager may not terminate the Expense Limitation and Reimbursement Agreement during the initial term without the approval of the Fund’s Board.
UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian; and UMB Distribution Services, LLC serves as the distributor of the shares of the fund. Prior to June 1, 2023, Foreside Financial Services, LLC served as the distributor of the shares of the Fund.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2023

The Fund’s Chief Compliance Officer is an employee of Accredence, LLC. Prior to April 5, 2023, an employee of Foreside Financial Services, LLC served as the Chief Compliance Officer of the Fund.
Note 4 — Federal Income Taxes
At June 30, 2023, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$20,519,379
Gross unrealized appreciation	$180,568
Gross unrealized depreciation	(514,814)
Net unrealized appreciation on investments	$(334,246)
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	—
Unrealized appreciation on investments	(1,314,833)
Total accumulated earnings	$(1,314,833)
The tax character of distributions paid during the year ended December 31, 2022 were as follows:
Distribution paid from:	2022
Ordinary income	$—
Net long-term capital gains	—
Return of Capital	$102,401
Total distributions paid	$102,401
Note 5 — Investment Transactions
For the period ended June 30, 2023, purchases and sales of investments, excluding short-term investments, were $7,632,176 and $7,220,005, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2023

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value is more subjective. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:
Monachil Credit Income Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset Backed Securities	$—	$3,468,251	$1,480,249	$4,948,500
Bank Loans	—	104,063	612,758	716,821
Corporate Bonds	—	558,521	—	558,521
International Bond	—	—	2,994,326	2,994,326
Medium Term Note	—	—	506,676	506,676
Receivable Claims Portfolio	—	—	3,484,078	3,484,078
U.S. Government	—	6,976,211	—	6,976,211
Total Investments	—	11,107,046	9,078,087	20,185,133
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	82,173	—	82,173
Total Other Financial Instruments	$—	$82,173	$—	$82,173

* Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2023

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Asset Backed Securities	Bank Loans	International Bond	Medium Term Note	Receivable Claims Portfolio
Balance as of December 31, 2022	$—	$—	$9,126,525	$—	$2,269,717
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Total realized gain/(loss)	—	3,793	(855,351)	—	(43,044)
Total unrealized appreciation/ (depreciation)	(11,910)	—	1,050,230	—	1,346,681
Included in other comprehensive income	—	—	—	—
Net purchases	1,492,159	617,787	—	506,676	8,866,534
Net sales	(—)	(8,822)	(6,327,078)	—	(487,153)
Return of Capital	(—)	—	—	—	(8,468,657)
Balance as of June 30, 2023	$1,480,249	$612,758	$2,994,326	$506,676	$3,484,078
Valuation techniques and unobservable inputs of Level 3 assets measured at fair value as of June 30, 2023 are as follows:
	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Inputs
Assets
Asset Backed Securities	$1,480,249	Market Approach	Estimated liquidation value	N/A
Bank Loans	$612,758	Cost Plus FX	Estimated liquidation value	N/A
International Bond	$2,994,326	Market Approach	Estimated liquidation value	N/A
Medium-Term Note	$506,676	Cost Plus FX	Estimated liquidation value	N/A
Receivable Claims Portfolio	$3,484,078	Cost Plus FX	Estimated liquidation value	N/A
An increase to the input would result in an increase to the valuation of the level 3 securities. A decrease to the input would result in a decrease to the valuation of the level 3 securities.
Note 8 — Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward contracts during the period ended June 30, 2023.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments held by the Fund as of June 30, 2023 by risk category are as follows:

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2023

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Statement of Asset and Liabilities Location	Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	82,173
Total		$—		$82,173
The effects of the Fund’s derivative instruments on the Statement of Operations for the period ended June 30, 2023 are as follows:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Foreign Currency Exchange Contracts	Total
Foreign exchange contracts	$(6,826)	$(6,826)
Total	$(6,826)	$(6,826)
The quarterly average volumes of derivative instruments in the Fund as of June 30, 2023 are as follows:
Derivatives not designated as hedging instruments		Notional Value
Foreign exchange contracts	Short forward foreign currency exchange contracts	$(7,776,615)
Note 9 — Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented for the Fund.
A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

Monachil Credit Income Fund
Notes to Consolidated Financial Statements (Unaudited) — Continued
June 30, 2023

Description/Financial Instrument/ Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Amounts Not Offset in Statement of Assets and Liabilities
			Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on forward foreign currency exchange contracts – liability payable	Alpha FX	$82,173	$—	$—	$82,173

* Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
** Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. When this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.
Note 10 — Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Monachil Credit Income Fund
Fund Information (Unaudited)

Proxy Voting Guidelines
The Fund exercises the voting rights associated with the securities held by the Fund under the proxy voting policy of the Fund. A description of those policies and procedures of the Fund and a record of the Fund’s proxy votes for the period ended June 30, 2023 will be available without charge, upon request, by calling (855) 552-5520. It will also be available on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.
Quarterly Filing of Portfolio Holdings
The Fund will file its portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available immediately upon filing on the SEC’s website at www.sec.gov.

ITEM 1.(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item (a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Monachil Credit Income Fund

By (Signature and Title)*	/s/ Ali Meli
Ali Meli, President
(Chief Executive Officer)

Date	September 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ali Meli
Ali Meli, President
(Chief Executive Officer)

Date	September 8, 2023

By (Signature and Title)*	/s/ Joseph McNeila
Joseph McNeila, Treasurer
(Principal Financial Officer)

Date	September 8, 2023

* Print the name and title of each signing officer under his or her signature.